Cover Page	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Entity Registrant Name	Adecoagro S.A.
Document Period End Date	Sep. 30, 2025
Entity Central Index Key	0001499505
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Amendment Flag	false